CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

20. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	March 31, 2025	March 31, 2024
	$	$
Cash at bank and in hand:

GBP	21,829	275,342
EURO	5,308	898
USD	1,533,765	550,608

	1,560,902	826,848